INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Customer relationships	620,100	620,500	89,964
Patents and technologies	67,900	60,900	8,830
Trademarks and domain names	497,098	497,939	72,194
Software and copyrights	71,752	88,502	12,832
Others	3,637	3,707	537
	1,260,487	1,271,548	184,357
Less: accumulated amortization
Customer relationships	(32,637)	(130,701)	(18,950)
Patents and technologies	(8,138)	(17,763)	(2,575)
Trademarks and domain names	(20,722)	(70,494)	(10,221)
Software and copyrights	(26,692)	(41,286)	(5,986)
Others	(2,531)	(3,284)	(476)
	(90,720)	(263,528)	(38,208)
Intangible assets, net	1,169,767	1,008,020	146,149

Schedule of amortization expense of intangible assets

	RMB	US$
2023	177,022	25,666
2024	172,096	24,952
2025	166,308	24,112
2026	162,686	23,587
2027 and thereafter	329,908	47,832
Total	1,008,020	146,149